Note 10 - Income Taxes (Details Textual) shares in Thousands	3 Months Ended		12 Months Ended		15 Months Ended
	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019 USD ($) shares
Income Tax Expense (Benefit), Total	$ 0	$ 0	$ 0	$ 0
Deferred Income Tax Assets, Net, Total	$ 0				$ 0
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount			1,200,000	(964,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent					21.00%
Tax Cuts and Jobs Act, Transition Tax for Accumulated Foreign Earnings, Liability, Total				$ 0
Number of Foreign Subsidiaries | shares	0				0
Operating Loss Carryforwards, Total			33,500,000
Operating Lease Carryforwards with Expiration Dates			28,700,000
Operating Loss Carryforwards Expiring Indefinitely			4,800,000
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued, Total			0
Domestic Tax Authority [Member]
Open Tax Year	2014 2015 2016 2017 2018
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward, Amount			1,800,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Tax Credit Carryforward, Amount			$ 700,000
Earliest Tax Year [Member]
Operating Loss Carryforwards, Expiration Date			Dec. 31, 2033
Earliest Tax Year [Member] | Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Tax Credit Carryforward, Expiration Date			Dec. 31, 2031